Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not time grants either to take advantage of a depressed stock price or an anticipated increase in stock price and have limited the amount of discretion that can be exercised in connection with the timing of awards. We generally make awards only on pre-determined dates to ensure that awards cannot be timed to take advantage of material non-public information. Our annual executive awards are made in November after public release of the previous year’s financial results and annual awards to our Board of Directors are made on the day of the Annual Meeting of Shareholders.
Awards to executive officers may be made only by the Committee. Other employee awards may be made by either the Committee or by our Chief Executive Officer pursuant to delegated authority. The Committee generally makes awards only at Committee meetings and generally does not make awards in earnings blackout periods (the prophylactic period encompassing the last three weeks of each fiscal quarter through 24 hours after the earnings for that quarter are announced) unless special circumstances exist, such as a new hire or a contractual commitment. Our Chief Executive Officer may make regular awards only on the 15th of the month (or the next business day if the 15th is not a business day), other than in the months of January, April, July, and October because the 15th of each of those months falls in our prophylactic earnings blackout period, and otherwise pursuant to specifically delegated authority, and, in both cases, only up to established values set by the Committee.

Award Timing Method	Our annual executive awards are made in November after public release of the previous year’s financial results and annual awards to our Board of Directors are made on the day of the Annual Meeting of Shareholders.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not time grants either to take advantage of a depressed stock price or an anticipated increase in stock price and have limited the amount of discretion that can be exercised in connection with the timing of awards. We generally make awards only on pre-determined dates to ensure that awards cannot be timed to take advantage of material non-public information. Our annual executive awards are made in November after public release of the previous year’s financial results and annual awards to our Board of Directors are made on the day of the Annual Meeting of Shareholders.